As filed with the Securities and Exchange Commission on November 21, 2011
1933 Act Registration No. 333-123467
1940 Act Registration No. 811-21732

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☑

Pre-Effective Amendment No. __	☐

Post-Effective Amendment No. 12	☑
and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☑

Amendment No. 14	☑
MERCER FUNDS
(formerly, MGI FUNDS)
(Exact Name of Registrant as Specified in Charter)

99 High Street, Boston, MA	02110
(Address of Principal Executive Office)	(Zip Code)
Registrant’s telephone number, including area code: (617) 747-9500
Scott M. Zoltowski, Esquire
Mercer Investment Management, Inc.
(formerly, Mercer Global Investments, Inc.)
99 High Street
Boston MA 02110
(Name and Address of Agent for Service)
Please send copies of all communications to:
Stuart Fross, Esquire
State Street Financial Center, One Lincoln Street
Boston, MA 02111
(617) 261-3100
It is proposed that this filing will become effective:
☐	immediately upon filing pursuant to Rule 485(b)

☑	on December 30, 2011, pursuant to Rule 485(b)

☐	60 days after filing pursuant to Rule 485(a)(1)

☐	on _______, pursuant to Rule 485(a)(1)

☐	75 days after filing pursuant to Rule 485(a)(2)

☐	on_______, pursuant to Rule 485(a)(2)
If appropriate, check the following box:
☑ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CONTENTS OF POST-EFFECTIVE AMENDMENT 12
This Registration Statement consists of the following papers and contents:
The Facing Sheet
The sole purpose of this filing is to designate December 30, 2011 as the new effective date for Post-Effective Amendment No. 11 filed pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”) on September 16, 2011, as it relates solely to the Mercer Emerging Markets Equity Fund (the “Fund”), a series of the Mercer Funds (formerly, MGI Funds) (the “Registrant”). This Amendment does not supersede or amend any disclosure in the Registrant’s registration statement relating to any other series of the Registrant. Parts A and B of the Registrant’s Post-Effective Amendment No. 11, as it relates to the Fund, filed on September 16, 2011, are incorporated by reference herein.
Part C. — Other Information
Signature Page

MERCER FUNDS
PART C
OTHER INFORMATION
ITEM 28. EXHIBITS
(a)	Articles of Incorporation.
(1)	Registrant’s Amended and Restated Agreement and Declaration of Trust, effective as of May 16, 2005, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005.
(i)	Amendment to Registrant’s Amended and Restated Agreement and Declaration of Trust, effective as of May 16, 2005 — to be filed by amendment
(2)	Registrant’s Certificate of Trust, as filed with the State of Delaware on March 11, 2005, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on March 21, 2005.
(i)	Amendment to Registrant’s Certificate of Trust, as filed with the State of Delaware — to be filed by amendment.
(b)	By-Laws.
(1)	Registrant’s Amended and Restated By-Laws, effective as of May 16, 2005, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005.
(c)	Instruments Defining Rights of Security Holders.
See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings,” of the Registrant’s Amended and Restated Agreement and Declaration of Trust, incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on March 21, 2005.
See also, Article II, “Meetings of Shareholders,” and Article VII, “General Matters,” of the Registrant’s Amended and Restated By-laws, incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005.
(d)	Investment Advisory Contracts.
(1)	Investment Management Agreement between the Registrant and Mercer Global Investments, Inc.(now known as Mercer Investment Management, Inc.), is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2006.
(i)	Amendment to Investment Management Agreement between the Registrant and Mercer Global Investments, Inc. — to be filed by amendment.

(ii)	Fee Waiver/Expense Limitation Agreement between the Registrant and Mercer Global Investments, Inc.- to be filed by amendment.
(2)	Form of Subadvisory Agreement is attached herewith as Exhibit EX-99.d.2.
(e)	Underwriting Contracts.
(1)	Underwriting Agreement between the Registrant and MGI Funds Distributors, Inc. is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005.
(i)	Amendment to Exhibit A of the Underwriting Agreement is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2006.
(ii)	Amendment to the Underwriting Agreement between the Registrant and MGI Funds Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2010.

(iii)	Amendment to the Underwriting Agreement between the Registrant and MGI Funds Distributors, Inc. — to be filed by amendment.
(f)	Bonus or Profit Sharing Contracts.
Not Applicable.
(g)	Custodian Agreements.
(1)	Custodian Agreement between the Registrant and Investors Bank & Trust Company (predecessor to State Street Bank and Trust Company) is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005.
(i)	Amendment to Appendix A of the Custodian Agreement is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2006.

(ii)	Amendment to Custodian Agreement between the Registrant and Investors Bank & Trust Company (predecessor to State Street Bank and Trust Company) — to be filed by amendment.
(2)	Delegation Agreement between the Registrant and Investors Bank & Trust Company (predecessor to State Street Bank and Trust Company) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2006.
(h)	Other Material Contracts.
(1)	Investment Administration Services Agreement between Mercer Global Investments, Inc. and State Street Bank and Trust Company is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 29, 2008.

(i)	Amendment to Investment Administration Services Agreement between Mercer Global Investments, Inc. (now known as Mercer Investment Management, Inc.) and State Street Bank and Trust Company — to be filed by amendment.
(2)	Administrative Services Agreement between the Registrant and Mercer Global Investments, Inc. is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2009.
(i)	Amendment to Administrative Services Agreement between the Registrant and Mercer Global Investments, Inc. (now known as Mercer Investment Management, Inc.) — to be filed by amendment.
(3)	Transfer Agency Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.) is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2006.
(i)	Amendment to Transfer Agency Services Agreement between the Registrant and BNY Mellon Investment Servicing (US) Inc. (formerly PNC Global Investment Servicing (U.S.) Inc.) .) — to be filed by amendment.
(4)	Selling/Services Agreement between the Registrant and MGI Funds Distributors, Inc. is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2006.
(i)	Amendment to Selling/Services Agreement between the Registrant and MGI Funds Distributors, Inc. — to be filed by amendment.
(i)	Legal Opinion.
(1)	Legal Opinion of Stradley Ronon Stevens & Young, LLP, counsel to the Registrant, is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2006.

(2)	Legal Opinion of K&L Gates LLP, counsel to the Registrant — to be filed by amendment
(j)	Other Opinions.
(1)	Consent of Independent Registered Public Accounting Firm for the Registrant — to be filed by amendment.

(2)	Powers of Attorney.
(i)	Power of Attorney appointing Scott M. Zoltowski, Colin Dean and Stuart Fross as attorneys-in-fact and agents to Richard L. Nuzum, Harrison M. Bains, Jr., Adela M. Cepeda, and Gail A. Schneider is attached hereto as EX99.j.2

(k)	Omitted Financial Statements.
Not Applicable.
(l)	Initial Capital Agreements.
(1)	Letter of Understanding Relating to Initial Capital is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005.
(m)	Rule 12b-1 Plan.
(1)	Marketing and Shareholder Services Plan, relating to Class S Shares is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2006.
(i)	Amendment to Marketing and Shareholder Services Plan, relating to Class S Shares — to be filed by amendment.
(2)	Marketing and Shareholder Services Plan, relating to Class Y-1 Shares is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2006.
(i)	Amendment to Marketing and Shareholder Services Plan, relating to Class Y-1 Shares — to be filed by amendment.
(n)	Rule 18f-3 Plan.
(1)	Amended Multiple Class Plan pursuant to Rule 18f-3, effective September 21, 2006, on behalf of each series of the Registrant — to be filed by amendment
(p)	Codes of Ethics.
(1)	Code of Ethics of the Registrant is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2010.

(2)	Code of Ethics Mercer Global Investments, Inc.(now known as Mercer Investment Management, Inc.), the investment adviser of the Registrant, is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2009.

(3)	Code of Ethics of MGI Funds Distributors, Inc., underwriter of the Registrant, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on June 29, 2005.

(4)	Code of Ethics of Sands Capital Management, LLC, subadvisor of Mercer US Large Cap Growth Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2010.

(5)	Code of Ethics of Westfield Capital Management Company, LP, subadvisor of Mercer US Small/Mid Cap Growth Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2011.

(6)	Code of Ethics of Western Asset Management Company, subadvisor of Mercer Core Opportunistic Fixed Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2010.

(7)	Code of Ethics of AllianceBernstein L.P., subadvisor of Mercer Non-US Core Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2010.

(8)	Code of Ethics of Lazard Asset Management LLC, subadvisor of Mercer Non-US Core Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2009.

(9)	Code of Ethics of AQR Capital Management, LLC, subadvisor of Mercer US Small/Mid Cap Value Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2009.

(10)	Code of Ethics of NWQ Investment Management Company, LLC, subadvisor of Mercer US Small/Mid Cap Value Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 29, 2008.

(11)	Code of Ethics of MacKay Shields LLC, subadvisor of Mercer Core Opportunistic Fixed Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2011.

(12)	Code of Ethics of Numeric Investors LLC, subadvisor of Mercer US Large Cap Value Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2010.

(13)	Code of Ethics of Winslow Capital Management, Inc., subadvisor of Mercer US Large Cap Growth Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2011.

(14)	Code of Ethics of Tygh Capital Management, Inc., subadvisor of Mercer US Small/Mid Cap Growth Equity Fund is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2011.

(15)	Code of Ethics of Eaton Vance Management, subadvisor of Mercer US Large Cap Value Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2010.

(16)	Code of Ethics of Pacific Investment Management Company LLC, subadvisor of Mercer Core Opportunistic Fixed Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2011.

(17)	Code of Ethics of Goldman Sachs Asset Management, L.P., subadvisor of Mercer US Small/Mid Cap Growth Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2011.

(18)	Code of Ethics of Robeco Investment Management, Inc., subadvisor of Mercer US Large Cap Value Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2009.

(19)	Code of Ethics of River Road Asset Management, LLC, subadvisor of Mercer US Small/Mid Cap Value Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2011.

(20)	Code of Ethics of Systematic Financial Management, L.P., subadvisor of Mercer US Small/Mid Cap Value Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2010.

(21)	Code of Ethics of Massachusetts Financial Services Company, subadvisor of Mercer Non-US Core Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2010.

(22)	Code of Ethics of Atlanta Capital Management Company, LLC, subadvisor of Mercer US Large Cap Growth Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2011.

(23)	Code of Ethics of Neuberger Berman Management LLC, subadvisor of Mercer US Large Cap Growth Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2010.

(24)	Code of Ethics of J.P. Morgan Investment Management Inc., subadvisor of Mercer US Short Maturity Fixed Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2010.

(25)	Code of Ethics of Echo Point Investment Management, LLC, subadvisor of Mercer Non-US Core Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2011.

(26)	Code of Ethics of O’Shaughnessy Asset Management, LLC, subadvisor of Mercer US Large Cap Value Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2011.

(27)	Code of Ethics of Arrowstreet Capital, Limited Partnership, subadvisor of Mercer Non-US Core Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2011.

(28)	Code of Ethics of Delaware Management Company, subadvisor of Mercer US Small/Mid Cap Growth Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2011.

(29)	Code of Ethics of Dodge & Cox, subadvisor of Mercer Core Opportunistic Fixed Income Fund, is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2011.

(30)	Code of Ethics of William Blair & Company, L.L.C., subadvisor of Mercer Non-US Core Equity Fund, is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2011.

(31)	Code of Ethics of Kleinwort Benson Investors International Ltd., subadvisor of Mercer Emerging Markets Equity Fund — to be filed by amendment.

(32)	Code of Ethics of Vontobel Asset Management, Inc., subadvisor of Mercer Emerging Markets Equity Fund — to be filed by amendment.
ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT
          None.
ITEM 30. INDEMNIFICATION
          Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant’s Amended and Restated Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.
          Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817 permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever. DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.
     (a) Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant’s Amended and Restated Agreement and Declaration of Trust effective May 16, 2005, as filed with the SEC via EDGAR on August 5, 2005;
     (b) Investment Advisory Agreement between the Registrant and Mercer Global Investments, Inc. (now known as Mercer Investment Management, Inc.), as provided for in Section 10 of the Agreement, is incorporated herein by reference to as Post-Effective Amendment No. 2 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2006;

   (c) Each Subadvisory Agreement between Mercer Global Investments, Inc. (now known as Mercer Investment Management, Inc.), on behalf of the several series portfolios of the MGI Funds, and the individual and respective subadvisors contains terms relevant to this Item 30 within Section 10 of each such agreement, a form of which is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2011;
   (d) Underwriting Agreement between the Registrant and MGI Funds Distributors, Inc., as provided for in Section 9 of the Agreement, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005, as amended by the Amendment to the Underwriting Agreement between the Registrant and MGI Funds Distributors, Inc., that is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2010;
   (e) Custodian Agreement between the Registrant and Investors Bank & Trust Company (predecessor to State Street Bank and Trust Company), as provided for in Section 15 of the Agreement, is incorporated herein by reference to the Registrant’s Registration Statement on Form N-1A as filed with the SEC via EDGAR on August 5, 2005;
   (f) Delegation Agreement between the Registrant and Investors Bank & Trust Company (predecessor to State Street Bank and Trust Company), as provided for in Section 11 of the Agreement, is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2006;
   (ff) Administration Agreement between the Registrant and Investors Bank & Trust Company (predecessor to State Street Bank and Trust Company), as provided for in Section 6 of the Agreement, is incorporated herein by reference to as Post-Effective Amendment No. 2 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2006; and
   (gg) Transfer Agency Services Agreement between the Registrant and PNC Global Investment Servicing (U.S.) Inc., as provided for in Section 12 of the Agreement, is incorporated herein by reference to Post-Effective Amendment No. 2 to the Registrant’s Registration Statement filed with the SEC via EDGAR on July 28, 2006.
ITEM 31. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER
   Mercer Investment Management, Inc., a Delaware corporation, is a federally registered investment adviser and indirect, wholly-owned subsidiary of Marsh & McLennan Companies, Inc. Mercer Investment Management, Inc., is primarily engaged in providing investment management services. Additional information regarding Mercer Investment Management, Inc., and information as to the officers and directors of Mercer Investment Management, Inc., is included in its Form ADV, as filed with the U.S. Securities and Exchange Commission (“SEC”) (registration number 801-63730) and is incorporated herein by reference.
   Sands Capital Management, LLC (“Sands”), is a Subadvisor for the Registrant’s Mercer US Large Cap Growth Equity Fund. Sands has its principal place of business at 1101 Wilson Boulevard, Suite 2300, Arlington, Virginia 22209. Additional information as to Sands and the directors and officers of Sands is included in Sands’ Form ADV filed with the Commission (File No. 801-36414), which is incorporated herein by reference and sets forth the officers and directors of Sands and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.
   Westfield Capital Management Company, LP (“Westfield”), is a Subadvisor for the Registrant’s Mercer US Small/Mid Cap Growth Equity Fund. Westfield has its principal place of business at One Financial Center, 24th Floor, Boston, Massachusetts, 02111. Additional information as to Westfield and the directors and officers of Westfield is included in Westfield’s Form ADV filed with the Commission (File No. 801-34350), which is incorporated herein by reference and sets forth the officers and directors of Westfield and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

   Western Asset Management Company (“Western”) is a Subadvisor for the Registrant’s Mercer Core Opportunistic Fixed Income Fund. Western has its principal place of business at 385 E. Colorado Blvd., Pasadena, CA, 91107. Additional information as to Western and the directors and officers of Western is included in Western’s Form ADV filed with the Commission (File No. 801-08162), which is incorporated herein by reference and sets forth the officers and directors of Western and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.
   AllianceBernstein L.P. (“AllianceBernstein”) is a Subadvisor for the Registrant’s Mercer Non-US Core Equity Fund. AllianceBernstein has its principal place of business at 1345 Avenue of the Americas, New York, NY, 10105. Additional information as to AllianceBernstein and the directors and officers of AllianceBernstein is included in AllianceBernstein’s Form ADV filed with the Commission (File No. 801-56720), which is incorporated herein by reference and sets forth the officers and directors of AllianceBernstein and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.
   Lazard Asset Management LLC (“Lazard”) is a Subadvisor for the Registrant’s Mercer Non-US Core Equity Fund. Lazard has its principal place of business at 30 Rockefeller Plaza, 59th Floor, New York, NY, 10112. Additional information as to Lazard and the directors and officers of Lazard is included in Lazard’s Form ADV filed with the Commission (File No. 801-61701), which is incorporated herein by reference and sets forth the officers and directors of Lazard and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.
   AQR Capital Management, LLC (“AQR”), is a Subadvisor for the Registrant’s Mercer US Small/Mid Cap Value Equity Fund and Mercer Emerging Markets Equity Fund. AQR has its principal place of business at Two Greenwich Plaza, 3rd Floor, Greenwich, CT, 06830. Additional information as to AQR and the directors and officers of AQR is included in AQR’s Form ADV filed with the Commission (File No. 801-55543), which is incorporated herein by reference and sets forth the officers and directors of AQR and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.
   NWQ Investment Management Company, LLC (“NWQ”), is a Subadvisor for the Registrant’s Mercer US Small/Mid Cap Value Equity Fund. NWQ has its principal place of business at 2049 Century Park East, 16th Floor, Los Angeles, CA, 90067. Additional information as to NWQ and the directors and officers of NWQ is included in NWQ’s Form ADV filed with the Commission (File No. 801-61379), which is incorporated herein by reference and sets forth the officers and directors of NWQ and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.
   MacKay Shields LLC (“MacKay”) is a Subadvisor for the Registrant’s Mercer Core Opportunistic Fixed Income Fund. MacKay has its principal place of business at 9 West 57th Street, New York, NY, 10119. Additional information as to MacKay and the directors and officers of MacKay is included in MacKay’s Form ADV filed with the Commission (File No. 801-05594), which is incorporated herein by reference and sets forth the officers and directors of MacKay and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.
   Numeric Investors LLC (“Numeric”) is a Subadvisor for the Registrant’s Mercer US Large Cap Value Equity Fund. Numeric has its principal place of business at 470 Atlantic Avenue, 6th Floor, Boston, Massachusetts 02210. Additional information as to Numeric and the directors and officers of Numeric is included in Numeric’s Form ADV filed with the Commission (File No. 801-63276), which is incorporated herein by reference and sets forth the officers and directors of Numeric and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.
   Winslow Capital Management, Inc. (“Winslow”), is a Subadvisor for the Registrant’s Mercer US Large Cap Growth Equity Fund. Winslow has its principal place of business at 4720 IDS Tower, 80 South Eighth Street, Minneapolis, Minnesota 55402. Additional information as to Winslow and the directors and officers of Winslow is included in Winslow’s Form ADV filed with the Commission (File No. 801-41316), which is incorporated herein by reference and sets forth the officers and directors of Winslow and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.
   Tygh Capital Management, Inc. (“Tygh Capital”), is a Subadvisor for the Registrant’s Mercer US Small/Mid Cap Growth Equity Fund. Tygh Capital has its principal place of business at 1211 SW Fifth Avenue, Portland, Oregon 97204. Additional information as to Tygh Capital and the directors and officers of Tygh Capital is included in Tygh Capital’s Form ADV filed with the Commission (File No. 801-63231), which is incorporated herein by reference and sets forth the officers and directors of Tygh Capital and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.
   Eaton Vance Management (“Eaton Vance”) is a Subadvisor for the Registrant’s Mercer US Large Cap Value Equity Fund. Eaton Vance has its principal place of business at Two International Place, Boston, Massachusetts 02110. Additional Information as to Eaton Vince and the directors and officers of Eaton Vance is included in Eaton Vance’s Form ADV filed with the Commission (File No. 801-15930), which is incorporated herein by reference and sets forth the officers and directors of Eaton Vance and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.
   Pacific Investment Management Company LLC (“PIMCO”) is a Subadvisor for the Registrant’s Mercer Core Opportunistic Fixed Income Fund. PIMCO has its principal place of business at 840 Newport Center Drive, Suite 100, Newport Beach, California 92660. Additional information as to PIMCO and the directors and officers of PIMCO is included in PIMCO’s Form ADV filed with the Commission (File No. 801-48187), which is incorporated herein by reference and sets forth the officers and directors of PIMCO and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.
   Goldman Sachs Asset Management, L.P. (“GSAM”), is a Subadvisor for the Registrant’s Mercer US Small/Mid Cap Growth Equity Fund. GSAM has its principal place of business at 32 Old Slip, 32nd Floor, New York, New York 10005. Additional information as to GSAM and the directors and officers of GSAM is included in GSAM’s Form ADV filed with the Commission (File No. 801-37591), which is incorporated herein by reference and sets forth the officers and directors of GSAM and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.
   Robeco Investment Management, Inc. (“RIM”), is a Subadvisor for the Registrant’s Mercer US Large Cap Value Equity Fund. RIM has its principal place of business at 909 Third Avenue, New York, New York 10022. Additional information as to RIM and the directors and officers of RIM is included in RIM’s Form ADV filed with the Commission (File No. 801-61786), which is incorporated herein by reference and sets forth the officers and directors of RIM and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.
   River Road Asset Management, LLC (“River Road”), is a Subadvisor for the Registrant’s Mercer US Small/Mid Cap Value Equity Fund. River Road has its principal place of business at 462 South Fourth Street, Suite 1600, Louisville, Kentucky 40202. Additional information as to River Road and the directors and officers of River Road is included in River Road’s Form ADV filed with the Commission (File No. 801-64175), which is incorporated herein by reference and sets forth the officers and directors of River Road and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.
   Systematic Financial Management, L.P. (“Systematic”), is a Subadvisor for the Registrant’s Mercer US Small/Mid Cap Value Equity Fund. Systematic has its principal place of business at 300 Frank W. Burr Boulevard, Glenpointe East, Teaneck, New Jersey 07666. Additional information as to Systematic and the directors and officers of Systematic is included in Systematic’s Form ADV filed with the Commission (File No. 801-48908), which is incorporated herein by reference and sets forth the officers and directors of Systematic and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.

   Massachusetts Financial Services Company (“MFS”) is a Subadvisor for the Registrant’s Mercer Non-US Core Equity Fund. MFS has its principal place of business at 500 Boylston Street, Boston Massachusetts, 02116. Additional information as to MFS and the directors and officers of MFS is included in MFS’s Form ADV filed with the Commission (File No. 801-17352), which is incorporated herein by reference and sets forth the officers and directors of MFS and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.
   Atlanta Capital Management Company, LLC (“Atlanta Capital”) is a Subadvisor for the Registrant’s Mercer US Large Cap Growth Equity Fund. Atlanta Capital has its principal place of business at Two Midtown Plaza, 1349 West Peachtree St., Suite 1600, Atlanta, Georgia 30309. Additional information as to Atlanta Capital and the directors and officers of Atlanta Capital is included in Atlanta Capital’s Form ADV filed with the Commission (File No. 801-60673), which is incorporated herein by reference and sets forth the officers and directors of Atlanta Capital and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.
   Neuberger Berman Management LLC (“Neuberger Berman”) is a Subadvisor for the Registrant’s Mercer US Large Cap Growth Equity Fund. Neuberger Berman has its principal place of business at 605 Third Avenue, New York, New York 10158. Additional information as to Neuberger Berman and the directors and officers of Neuberger Berman is included in Neuberger Berman’s Form ADV filed with the Commission (File No. 801-8259), which is incorporated herein by reference and sets forth the officers and directors of Neuberger Berman and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.
   J.P. Morgan Investment Management Inc. (“JPMIM”), is a Subadvisor for the Registrant’s Mercer US Short Maturity Fixed Income Fund. JPMIM has its principal place of business at 245 Park Avenue, New York, New York, 10167. Additional information as to JPMIM and the directors and officers of JPMIM is included in JPMIM’s Form ADV filed with the Commission (File No. 801-17352), which is incorporated herein by reference and sets forth the officers and directors of JPMIM and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.
   Echo Point Investment Management, LLC (“Echo Point”), is a Subadvisor for the Registrant’s Mercer Non-US Core Equity Fund. Echo Point has its principal place of business at One Tower Bridge, 100 Front Street, Suite 1230, West Conshohocken, PA 19428. Additional information as to Echo Point and the directors and officers of Echo Point is included in Echo Point’s Form ADV filed with the Commission (File No. 801-71688), which is incorporated herein by reference and sets forth the officers and directors of Echo Point and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.
   O’Shaughnessy Asset Management, LLC (“O’Shaughnessy”), is a Subadvisor for the Registrant’s Mercer US Large Cap Value Equity Fund. O’Shaughnessy has its principal place of business at 6 Suburban Avenue, Stamford, Connecticut 06901. Additional information as to O’Shaughnessy and the directors and officers of O’Shaughnessy is included in O’Shaughnessy’s Form ADV filed with the Commission (File No. 801-68177), which is incorporated herein by reference and sets forth the officers and directors of O’Shaughnessy and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.
   Arrowstreet Capital, Limited Partnership (“Arrowstreet”), is a Subadvisor for the Registrant’s Mercer Non-US Core Equity Fund. Arrowstreet has its principal place of business at 200 Clarendon Street, 30th Floor, Boston, Massachusetts 02116,. Additional information as to Arrowstreet and the directors and officers of Arrowstreet is included in Arrowstreet’s Form ADV filed with the Commission (File No. 801-56633), which is incorporated herein by reference and sets forth the officers and directors of Arrowstreet and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.
   Delaware Management Company (“DMC”), is a Subadvisor for the Registrant’s Mercer US Small/Mid Cap Growth Equity Fund. DMC has its principal place of business at 2005 Market Street, Philadelphia, Pennsylvania 19103. Additional information as to DMC and the directors and officers of DMC is included in

DMC’s Form ADV filed with the Commission (File No. 801-32108 ), which is incorporated herein by reference and sets forth the officers and directors of DMC and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.
   Dodge & Cox, is a Subadvisor for the Registrant’s Mercer Core Opportunistic Fixed Income Fund. Dodge & Cox has its principal place of business at 555 California Street, 40th Floor, San Francisco, California 94104. Additional information as to Dodge & Cox and the directors and officers of Dodge & Cox is included in Dodge & Cox’s Form ADV filed with the Commission (File No. 801-1895), which is incorporated herein by reference and sets forth the officers and directors of Dodge & Cox and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.
   William Blair & Company, L.L.C. (“William Blair”), is a Subadvisor for the Registrant’s Mercer Non-US Core Equity Fund. William Blair has its principal place of business at 222 West Adams Street, Chicago, Illinois 60606. Additional information as to William Blair and the directors and officers of William Blair is included in William Blair’s Form ADV filed with the Commission (File No. 801-688), which is incorporated herein by reference and sets forth the officers and directors of William Blair and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.
   Kleinwort Benson Investors International Ltd. (“KBI”), is a Subadvisor for the Registrant’s Mercer Emerging Markets Equity Fund. KBI has its principal place of business at Joshua Dawson House, Dawson Street, Dublin 2, Ireland. Additional information as to KBI and the directors and officers of KBI is included in KBI’s Form ADV filed with the Commission (File No. 801-60358), which is incorporated herein by reference and sets forth the officers and directors of KBI and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.
   Votobel Asset Management, Inc. (“Vontobel”), is a Subadvisor for the Registrant’s Mercer Emerging Markets Equity Fund. Vontobel has its principal place of business at 1540 Broadway, New York, NY 10036. Additional information as to Vontobel and the directors and officers of Vontobel is included in Vontobel’s Form ADV filed with the Commission (File No. 801-21953), which is incorporated herein by reference and sets forth the officers and directors of Vontobel and information as to any business, profession, vocation or employment of a substantial nature engaged in by those officers and directors during the past two years.
Item 32. Principal Underwriter
   (a) MGI Funds Distributors, Inc. (“the Distributor”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the FINRA. As of July 1, 2011, the Distributor acted as principal underwriter for the following investment companies:
          Mercer Funds
   (b) The Distributor is a Delaware corporation located at 760 Moore Road, King of Prussia, PA 19406. The Distributor is a wholly-owned subsidiary of BNY Mellon Distributors Inc. and an indirect wholly-owned subsidiary of The Bank of New York Mellon Corporation, a publicly traded company.
The following is a list of the directors and executive officers of the Distributor:
          Board of Directors

Name	Position(s) with Distributor
John F. Fulgoney	Director
Michael DeNofrio	Director
Steven Turowski	Director
Dennis J. Westley	Director
Scott P. LaVasseur	Director

          Officers

Name	Position(s) with Distributor
John F. Fulgoney	President and Chief Executive Officer
Bruno Di Stefano	Vice President
Susan K. Moscaritolo	Vice President
Matthew O. Tierney	Treasurer and Financial Operations Principal, Chief Financial Officer
Felicia Antonio	Chief Compliance Officer
Jodi Jamison	Chief Legal Officer
Ellen C. Krause	Chief Risk Officer
Jennifer Seramone	Controller and Assistant Treasurer
John J. Munera	Anti-Money Laundering Officer
Ronald Berge	Vice President
Dianna A. Stone	Secretary and Clerk
Kevin D. Peterson	Assistant Treasurer — Tax
Gary E. Abbs	Assistant Treasurer — Tax
Joanne S. Huber	Assistant Treasurer — Tax
Barbara J. Parrish	Assistant Secretary
Mary Lou Olinski	Assistant Secretary
Cristina Rice	Assistant Secretary
(c) Not Applicable
ITEM 33. LOCATION OF ACCOUNTS AND RECORDS
All accounts, books and other documents required to be maintained by Section 31(a) [15 U.S.C. 80a-3-(a)] and rules under that section, are maintained by State Street Bank and Trust Company, with the exception of those maintained by the Registrant’s investment advisor, Mercer Investment Management, Inc., 99 High Street, Boston, Massachusetts 02110 and 1166 Avenue of the Americas, New York, New York 10036.
State Street Bank and Trust Company provides general administrative, accounting, portfolio valuation, and custodian services to the Registrant, including the coordination and monitoring of any third-party service providers and maintains all such records relating to these services.
ITEM 34. MANAGEMENT SERVICES
     There are no management related service contracts not discussed in Part A or Part B.
ITEM 35. UNDERTAKINGS
     Insofar as indemnification for liability arising under the Securities Act of 1933 (the “Securities Act”) may be permitted to Trustees, officers, and controlling persons of the Registrant pursuant to the provisions described in response to Item 30, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of the Registration Statement under Rule 485(b) under the 1933 Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 21st day of November, 2011.

MERCER FUNDS
By:	/s/ Scott M. Zoltowski
Scott M. Zoltowski
Vice President, Chief Legal Officer and Secretary

     Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

Harrison M. Bains, Jr. * Harrison M. Bains, Jr.	Trustee	November 21, 2011

Adela M. Cepeda * Adela M. Cepeda	Trustee	November 21, 2011

Gail A. Schneider * Gail A. Schneider	Trustee	November 21, 2011

Richard L. Nuzum * Richard L. Nuzum	Trustee and President and Chief Executive Officer	November 21, 2011

/s/ Richard S. Joseph Richard S. Joseph	Principal Accounting Officer and Treasurer	November 21, 2011

* By:	/s/ Scott M. Zoltowski
Scott M. Zoltowski, Attorney-in-Fact

(Pursuant to Power of Attorney, filed as Exhibit 99.j.2 herewith)